UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.4%
Precision Castparts Corp.	7,300	$1,422,916
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,642,947

		$3,065,863

Banks — 1.8%
Citigroup, Inc.	38,100	$2,227,326

		$2,227,326

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	12,700	$1,518,285
Constellation Brands, Inc., Class A	13,728	1,647,635

		$3,165,920

Biotechnology — 7.7%
Biogen, Inc.(1)	7,534	$2,401,688
Celgene Corp.(1)	25,644	3,365,775
Gilead Sciences, Inc.	17,499	2,062,432
Incyte Corp.(1)	6,031	628,913
Vertex Pharmaceuticals, Inc.(1)	10,043	1,355,805

		$9,814,613

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	21,779	$1,039,947

		$1,039,947

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	6,300	$1,309,770
Charles Schwab Corp. (The)	58,000	2,023,040

		$3,332,810

Chemicals — 3.4%
Celanese Corp., Series A	16,700	$1,100,864
Monsanto Co.	21,739	2,214,987
Praxair, Inc.	8,900	1,015,846

		$4,331,697

Consumer Finance — 0.7%
Discover Financial Services	14,900	$831,569

		$831,569

Diversified Financial Services — 0.9%
McGraw Hill Financial, Inc.	11,522	$1,172,364

		$1,172,364

Electrical Equipment — 2.4%
AMETEK, Inc.	34,300	$1,819,615
Eaton Corp. PLC	20,648	1,250,856

		$3,070,471

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.	14,565	$862,685

		$862,685

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	5,796	$842,159
Sprouts Farmers Market, Inc.(1)	40,933	1,003,677

		$1,845,836

Security	Shares	Value
Food Products — 2.5%
Hain Celestial Group, Inc. (The)(1)	25,420	$1,728,052
Mondelez International, Inc., Class A	32,354	1,460,136

		$3,188,188

Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	7,031	$1,244,487
Medtronic PLC	18,033	1,413,607
Stryker Corp.	20,400	2,086,308

		$4,744,402

Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.(1)	33,728	$1,117,409

		$1,117,409

Health Care Technology — 1.0%
Cerner Corp.(1)	18,345	$1,315,703

		$1,315,703

Household Durables — 1.8%
Tempur Sealy International, Inc.(1)	30,888	$2,333,588

		$2,333,588

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$965,884

		$965,884

Internet & Catalog Retail — 7.6%
Amazon.com, Inc.(1)	8,529	$4,572,823
Netflix, Inc.(1)	22,400	2,560,544
Priceline Group, Inc. (The)(1)	2,043	2,540,614

		$9,673,981

Internet Software & Services — 8.3%
Facebook, Inc., Class A(1)	39,392	$3,703,242
Google, Inc., Class A(1)	4,500	2,958,750
Google, Inc., Class C(1)	4,512	2,822,752
Twitter, Inc.(1)	35,824	1,110,902

		$10,595,646

IT Services — 3.6%
Fiserv, Inc.(1)	16,600	$1,441,876
Visa, Inc., Class A	42,000	3,164,280

		$4,606,156

Leisure Products — 1.0%
Brunswick Corp.	23,620	$1,253,986

		$1,253,986

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(1)	4,818	$1,056,587

		$1,056,587

Machinery — 0.5%
Colfax Corp.(1)	16,200	$617,868

		$617,868

Media — 4.1%
Comcast Corp., Class A	26,402	$1,647,749
Twenty-First Century Fox, Inc., Class B	38,443	1,288,609
Walt Disney Co. (The)	18,971	2,276,520

		$5,212,878

Security	Shares	Value
Multiline Retail — 1.6%
Dollar General Corp.	25,839	$2,076,680

		$2,076,680

Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	15,894	$1,226,858

		$1,226,858

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,367,215

		$1,367,215

Pharmaceuticals — 3.5%
AbbVie, Inc.	18,243	$1,277,192
Jazz Pharmaceuticals PLC(1)	5,974	1,148,442
Perrigo Co. PLC	10,400	1,998,880

		$4,424,514

Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	14,100	$1,186,092

		$1,186,092

Semiconductors & Semiconductor Equipment — 5.9%
Avago Technologies, Ltd.	21,771	$2,724,423
Cypress Semiconductor Corp.(1)	95,909	1,101,035
Monolithic Power Systems, Inc.	32,100	1,659,891
NXP Semiconductors NV(1)	20,785	2,015,937

		$7,501,286

Software — 5.9%
Adobe Systems, Inc.(1)	24,954	$2,045,978
salesforce.com, inc.(1)	33,800	2,477,540
Tableau Software, Inc., Class A(1)	15,698	1,644,209
VMware, Inc., Class A(1)	14,200	1,265,646

		$7,433,373

Specialty Retail — 5.6%
Home Depot, Inc. (The)	19,402	$2,270,616
Signet Jewelers, Ltd.	9,002	1,091,222
TJX Cos., Inc. (The)	20,286	1,416,369
Tractor Supply Co.	25,600	2,368,512

		$7,146,719

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	59,738	$7,246,219
EMC Corp.	44,805	1,204,807

		$8,451,026

Trading Companies & Distributors — 1.9%
United Rentals, Inc.(1)	19,100	$1,279,509
W.W. Grainger, Inc.	4,895	1,119,535

		$2,399,044

Total Common Stocks (identified cost $81,534,312)		$124,656,184

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$2,625	$2,625,058

Total Short-Term Investments (identified cost $2,625,058)		$2,625,058

Total Investments — 100.0% (identified cost $84,159,370)		$127,281,242

Other Assets, Less Liabilities — (0.0)%(3)		$(54,824)

Net Assets — 100.0%		$127,226,418

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $2,770.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,178,479

Gross unrealized appreciation	$44,236,778
Gross unrealized depreciation	(1,134,015)

Net unrealized appreciation	$43,102,763

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$124,656,184	*	$—	$—	$124,656,184
Short-Term Investments	—		2,625,058	—	2,625,058
Total Investments	$124,656,184		$2,625,058	$—	$127,281,242

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015